Impairment of long-term assets (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ (183,718)	$ 196,448	$ 4,504,495
Oilfields [Member]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	(188,873)	68,590	3,649,451
Investment in joint ventures and associates [Member]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	5,155	127,858	588,144
Goodwill [Member]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ 0	$ 0	$ 266,900